Shareholders’ Equity - Schedule of Total Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total equity-based compensation expense	$ 17,587	$ 12,251
Cost of revenues [Member]
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total equity-based compensation expense	1,577	1,093
Research and development [Member]
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total equity-based compensation expense	4,532	3,071
Sales and marketing [Member]
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total equity-based compensation expense	6,438	4,391
General and administrative [Member]
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total equity-based compensation expense	$ 5,040	$ 3,696